Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 96.3%
Aerospace & Defense – 0.4%
Standardaero Inc*	276,761	$7,372,913
Airlines – 0.9%
Ryanair Holdings PLC	160,320	3,218,651
Ryanair Holdings PLC (ADR)	268,905	11,393,505
		14,612,156
Biotechnology – 2.4%
Argenx SE (ADR)*	22,115	13,089,095
Ascendis Pharma A/S (ADR)*	76,622	11,942,305
Revolution Medicines Inc*	157,142	5,556,541
Sarepta Therapeutics Inc*	72,954	4,655,924
Vaxcyte Inc*	109,013	4,116,331
		39,360,196
Capital Markets – 3.8%
Cboe Global Markets Inc	51,015	11,544,184
Charles Schwab Corp	183,436	14,359,370
LPL Financial Holdings Inc	116,148	37,996,657
		63,900,211
Chemicals – 1.4%
Corteva Inc	377,357	23,747,076
Commercial Services & Supplies – 4.6%
Cimpress PLC*	173,670	7,855,094
Clean Harbors Inc*	98,680	19,449,828
RB Global Inc	202,211	20,281,763
Rentokil Initial PLC	991,660	4,480,544
Rentokil Initial PLC (ADR)	521,599	11,944,617
Veralto Corp	140,904	13,731,095
		77,742,941
Construction & Engineering – 1.1%
APi Group Corp*	513,499	18,362,724
Diversified Financial Services – 2.6%
Global Payments Inc	124,246	12,166,168
WEX Inc*	199,240	31,284,665
		43,450,833
Electric Utilities – 2.2%
Alliant Energy Corp	579,298	37,277,826
Electrical Equipment – 0.9%
Sensata Technologies Holding PLC	598,656	14,529,381
Electronic Equipment, Instruments & Components – 6.3%
CDW Corp/DE	99,125	15,885,773
Flex Ltd*	1,256,102	41,551,854
TE Connectivity PLC	68,869	9,732,567
Teledyne Technologies Inc*	77,950	38,796,494
		105,966,688
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series A*	54,039	4,402,558
Liberty Media Corp-Liberty Formula One - Series C*	415,127	37,365,581
		41,768,139
Food & Staples Retailing – 0.5%
Dollar Tree Inc*	105,778	7,940,755
Health Care Equipment & Supplies – 8.3%
Boston Scientific Corp*	555,322	56,020,883
Cooper Cos Inc/The*	136,639	11,525,500
Globus Medical Inc*	57,321	4,195,897
ICU Medical Inc*	103,035	14,307,440
Lantheus Holdings Inc*	80,841	7,890,082
STERIS PLC	58,577	13,276,477
Teleflex Inc	223,936	30,945,716
		138,161,995
Hotels, Restaurants & Leisure – 3.0%
Aramark	695,649	24,013,803
DoorDash Inc - Class A*	108,819	19,888,849
Entain PLC	934,019	7,036,449
		50,939,101
Industrial Real Estate Investment Trusts (REITs) – 0.6%
Lineage Inc	174,624	10,238,205

	Shares	Value
Common Stocks – (continued)
Information Technology Services – 5.3%
Amdocs Ltd	396,235	$36,255,502
GoDaddy Inc*	291,063	52,432,089
		88,687,591
Insurance – 6.7%
Intact Financial Corp	273,326	55,848,618
Willis Towers Watson PLC	64,285	21,725,116
WR Berkley Corp	489,812	34,855,022
		112,428,756
Interactive Media & Services – 0.3%
Ziff Davis Inc*	123,950	4,658,041
Life Sciences Tools & Services – 4.8%
Avantor Inc*	985,357	15,972,637
Illumina Inc*	92,512	7,339,902
PerkinElmer Inc	346,785	36,689,853
Waters Corp*	54,541	20,102,176
		80,104,568
Machinery – 3.2%
Fortive Corp	461,182	33,749,299
Ingersoll Rand Inc	256,852	20,555,865
		54,305,164
Multi-Utilities – 2.9%
Ameren Corp	257,926	25,895,770
DTE Energy Co	160,736	22,224,967
		48,120,737
Oil, Gas & Consumable Fuels – 1.4%
ONEOK Inc	233,841	23,201,704
Professional Services – 8.2%
Broadridge Financial Solutions Inc	145,740	35,336,120
Ceridian HCM Holding Inc*	335,608	19,576,015
SS&C Technologies Holdings Inc	750,302	62,672,726
TransUnion	159,265	13,217,402
UL Solutions Inc - Class A	110,979	6,259,216
		137,061,479
Real Estate Management & Development – 0.2%
FirstService Corp	22,243	3,691,226
Road & Rail – 2.4%
JB Hunt Transport Services Inc	198,664	29,392,339
TFI International Inc	147,782	11,445,716
		40,838,055
Semiconductor & Semiconductor Equipment – 4.0%
KLA Corp	21,448	14,580,351
NXP Semiconductors NV	146,021	27,752,751
ON Semiconductor Corp*	584,223	23,772,034
		66,105,136
Software – 9.0%
AppLovin Corp - Class A*	133,104	35,268,567
Constellation Software Inc/Canada	25,735	81,509,429
Dynatrace Inc*	201,320	9,492,238
PTC Inc*	102,825	15,932,734
Topicus.com Inc*	78,142	7,667,572
		149,870,540
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	151,496	17,237,215
Specialty Retail – 2.3%
Burlington Stores Inc*	44,283	10,553,967
CarMax Inc*	287,418	22,395,611
Wayfair Inc - Class A*	166,695	5,339,241
		38,288,819
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	415,376	18,367,927
Trading Companies & Distributors – 2.0%
Ferguson Enterprises Inc	212,259	34,010,260
Total Common Stocks (cost $1,071,282,923)		1,612,348,358
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $63,320,052)	63,309,063	63,321,725
Total Investments (total cost $1,134,602,975) – 100.1%		1,675,670,083
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,781,275)
Net Assets – 100%		$1,673,888,808

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,404,020,099	83.8%
Canada	198,812,251	11.9
Ireland	24,344,723	1.4
United Kingdom	23,461,610	1.4
Belgium	13,089,095	0.8
Denmark	11,942,305	0.7
Total	$1,675,670,083	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$64,355,503	$41,187,693	$(42,221,471)	$-	$-	$63,321,725	63,309,063	$736,835
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	2,721,720	22,641,676	(25,363,396)	-	-	-	-	520 ∆
Total Affiliated Investments - 3.8%
	$67,077,223	$63,829,369	$(67,584,867)	$-	$-	$63,321,725	63,309,063	$737,355

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	4/3/25	1,445,000	$(1,014,946)	$(10,653)
Canadian Dollar	4/3/25	(1,445,000)	1,004,197	(95)
Canadian Dollar	6/26/25	(1,445,000)	1,019,037	10,440
Euro	4/3/25	3,613,000	(3,727,582)	179,011
Euro	4/3/25	(3,613,000)	3,898,684	(7,909)
Euro	6/26/25	3,613,000	(3,917,262)	8,004
				178,798
Barclays Capital, Inc.:
Canadian Dollar	4/3/25	10,624,000	(7,459,591)	(75,784)
Canadian Dollar	4/3/25	(10,624,000)	7,390,373	6,566
Canadian Dollar	6/26/25	(10,624,000)	7,489,883	74,425
Euro	4/3/25	6,416,000	(6,922,515)	14,850
Euro	4/3/25	(6,416,000)	6,621,552	(315,813)
Euro	6/26/25	987,000	(1,073,061)	(756)
Euro	6/26/25	(6,416,000)	6,955,076	(15,449)
				(311,961)
BNP Paribas:
Canadian Dollar	4/3/25	3,026,000	(2,123,616)	(20,510)
Canadian Dollar	4/3/25	(3,026,000)	2,102,849	(257)
Canadian Dollar	6/26/25	(3,026,000)	2,132,273	20,152
Euro	4/3/25	1,135,000	(1,225,114)	2,116
Euro	4/3/25	(1,135,000)	1,168,335	(58,895)
Euro	6/26/25	(1,135,000)	1,230,907	(2,190)
				(59,584)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
Canadian Dollar	4/3/25	16,814,000	$(11,811,761)	$(125,830)
Canadian Dollar	4/3/25	(16,814,000)	11,725,735	39,805
Canadian Dollar	6/26/25	(16,814,000)	11,858,966	122,943
Euro	4/3/25	7,250,000	(7,827,090)	12,046
Euro	4/3/25	(7,250,000)	7,483,256	(355,880)
Euro	6/26/25	(7,250,000)	7,863,722	(12,885)
				(319,801)
Goldman Sachs & Co. LLC:
Canadian Dollar	4/3/25	2,492,000	(1,759,477)	(27,507)
Canadian Dollar	4/3/25	1,595,000	(1,108,077)	467
Canadian Dollar	4/3/25	(4,087,000)	2,855,516	15,002
Canadian Dollar	6/26/25	1,617,000	(1,139,634)	(10,982)
Euro	4/3/25	2,691,000	(2,904,249)	5,422
Euro	4/3/25	1,439,000	(1,561,993)	(6,059)
Euro	4/3/25	(4,130,000)	4,252,719	(212,886)
Euro	6/26/25	(2,691,000)	2,917,951	(5,628)
				(242,171)
HSBC Securities (USA), Inc.:
Canadian Dollar	4/3/25	9,510,000	(6,663,288)	(53,724)
Canadian Dollar	4/3/25	(9,510,000)	6,613,113	3,549
Canadian Dollar	6/26/25	(7,025,000)	4,953,811	50,424
Euro	4/3/25	710,402	(730,604)	37,526
Euro	4/3/25	(710,402)	766,545	(1,584)
Euro	6/26/25	710,402	(770,182)	1,619
				37,810
JPMorgan Chase Bank, National Association:
Canadian Dollar	4/3/25	18,582,000	(13,050,165)	(135,453)
Canadian Dollar	4/3/25	(2,655,000)	1,856,276	11,019
Canadian Dollar	4/3/25	(15,927,000)	11,068,507	(949)
Canadian Dollar	6/26/25	(18,582,000)	13,102,894	132,823
Euro	4/3/25	8,792,400	(9,483,131)	23,741
Euro	4/3/25	(8,792,400)	9,053,783	(453,089)
Euro	6/26/25	(8,792,400)	9,527,533	(24,781)
				(446,689)
Morgan Stanley & Co. International PLC:
Canadian Dollar	4/3/25	6,635,000	(4,655,519)	(44,115)
Canadian Dollar	4/3/25	(6,635,000)	4,647,407	36,002
Canadian Dollar	6/26/25	(6,420,000)	4,523,857	42,754
Euro	4/3/25	2,052,000	(2,215,555)	3,191
Euro	4/3/25	(2,052,000)	2,113,377	(105,369)
Euro	6/26/25	(2,052,000)	2,225,983	(3,368)
				(70,905)
State Street Bank and Trust Company:
Canadian Dollar	4/3/25	15,570,500	(10,935,845)	(114,161)
Canadian Dollar	4/3/25	(15,570,500)	10,834,754	13,070
Canadian Dollar	6/26/25	(15,570,500)	10,980,181	112,110
Euro	4/3/25	12,054,000	(13,005,012)	28,498
Euro	4/3/25	(12,054,000)	12,416,970	(616,540)
Euro	6/26/25	(12,054,000)	13,065,994	(29,815)
				(606,838)
Total				$(1,841,341)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.65%	Ryanair Holdings PLC	At Maturity	11/14/25	1,431,064	EUR	$152,829
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/6/26	2,079,639	EUR	(85,901)
Total						$66,928

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$35,279,071
Average amounts sold - in USD	123,850,787
Total return swaps:
Average notional amount	6,032,799

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Airlines	$11,393,505	$3,218,651	$-
Commercial Services & Supplies	73,262,397	4,480,544	-
Hotels, Restaurants & Leisure	43,902,652	7,036,449	-
All Other	1,469,054,160	-	-
Investment Companies	-	63,321,725	-
Total Investments in Securities	$1,597,612,714	$78,057,369	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,007,575	-
OTC Swaps	-	152,829	-
Total Assets	$1,597,612,714	$79,217,773	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,848,916	$-
OTC Swaps	-	85,901	-
Total Liabilities	$-	$2,934,817	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-25-70302 05-25